SCHEDULE OF DEPRECIATION CALCULATED OVER ESTIMATED USEFUL LIVES OF ASSETS (Details)	Sep. 30, 2024	Dec. 31, 2023
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		3 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		7 years